Common Shareholders' Equity, Equity Rollforward (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common shareholders' equity, share rollforward
Common stock, shares issued ending balance	132,749,000	132,711,000
Treasury Common Shares
Common shareholders' equity, share rollforward
Treasury shares, ending balance	24,850,000	23,954,000
Common Shares
Common shareholders' equity, share rollforward
Common stock, shares issued beginning balance	125,545,000	125,512,000	125,502,000
Conversion of Series A Common Shares	25,000	33,000	10,000
Common stock, shares issued ending balance	125,570,000	125,545,000	125,512,000
Common Shares | Treasury Common Shares
Common shareholders' equity, share rollforward
Treasury shares, beginning balance	23,954,000	24,641,000	24,165,000
Repurchase of shares	1,542,000	339,000	868,000
Dividend reinvestment, incentive and compensation plans - Treasury shares	(646,000)	(1,026,000)	(392,000)
Treasury shares, ending balance	24,850,000	23,954,000	24,641,000
Common Shares | Series A Share Conversion
Common shareholders' equity, other disclosures
Shares reserved	7,178,943
Common Shares | Tax-Deferred Savings Plan
Common shareholders' equity, other disclosures
Shares reserved	90,341
Series A Common Shares
Common shareholders' equity, share rollforward
Common stock, shares issued beginning balance	7,166,000	7,160,000	7,119,000
Conversion of Series A Common Shares	(25,000)	(33,000)	(10,000)
Dividend reinvestment, incentive and compensation plans	38,000	39,000	51,000
Common stock, shares issued ending balance	7,179,000	7,166,000	7,160,000